Related Party Transactions - Narrative (Details) - CannaHealth Therapeutics Inc. - CAD ($) $ in Millions		9 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Sep. 20, 2022
Disclosure of transactions between related parties [line items]
Cash paid			$ 21.9
Amortisation period	5 years
Amortisation expense		$ 1.9